Average Annual Total Returns - Discovery Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date		Class R5 1 Year		Class R5 5 Years		Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Sep. 11, 1986	29.21%	11.32%	13.99%	27.36%	9.01%	12.15%	18.63%	8.53%	11.32%	Oct. 02, 1995	34.71%	11.74%	13.94%	Mar. 01, 2001	36.38%	12.30%	14.34%	Jun. 01, 1994	37.06%	12.86%	14.98%	May 24, 2019	[1]	37.06%	[1]	12.64%	[1]	14.67%	[1]	Jan. 27, 2012	37.30%	13.06%	14.57%	28.48%	9.34%	13.01%	25.52%	8.23%	11.83%	31.49%	11.70%	13.56%

[1]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursements.